PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Property and equipment cost, beginning	$ 57,037	$ 46,982	$ 46,982		$ 5,031
Additions	373	1,227	6,851		20,511
IFRS 16 Adoption			0		23,594
Lease Option Reassessment			7,310		0
Business acquisitions	0		0		25
Disposals	0		(4,106)		(2,179)
Property and equipment cost, ending	57,410	48,209	57,037		46,982		$ 5,031
Accumulated depreciation, beginning	(7,794)	(4,011)	(4,011)		(969)
Depreciation	(899)	(943)	(3,848)		(3,854)		(312)
Disposals	0		65		812
Accumulated depreciation, ending	(8,693)	(4,954)	(7,794)		(4,011)		(969)
Net book value	49,456		49,243	[1]	42,972	[1]	4,063
Land and Buildings
Property and equipment cost, beginning	0	4,098	4,098		0
Additions	0	8	8		4,098
Business acquisitions	0				0
Disposals	0		(4,106)		0
Property and equipment cost, ending	0	4,106	0		4,098		0
Accumulated depreciation, beginning	0	(8)	(8)		0
Depreciation	0	(24)	(57)		(8)
Disposals	0		65		0
Accumulated depreciation, ending	0	(32)	0		(8)		0
Net book value	0	4,074	0		4,090		0
Leasehold Improvements
Property and equipment cost, beginning	10,799	4,275	4,275		1,509
Additions	0	688	1,937		2,766
Business acquisitions	0				0
Disposals	0		4,587		0
Property and equipment cost, ending	10,799	4,963	10,799		4,275		1,509
Accumulated depreciation, beginning	(634)	(422)	(422)		(260)
Depreciation	(241)	(43)	(212)		(186)
Disposals	0		0		24
Accumulated depreciation, ending	(875)	(465)	(634)		(422)		(260)
Net book value	9,924	4,498	10,165		3,853		1,249
Furniture and Fixtures
Property and equipment cost, beginning	50	49	49		49
Additions	0	0	1		0
Business acquisitions	0		0		0
Disposals	0		0		0
Property and equipment cost, ending	50	49	50		49		49
Accumulated depreciation, beginning	(47)	(46)	(46)		(44)
Depreciation	(236)	(1)	(1)		(3)
Disposals	0		0		0
Accumulated depreciation, ending	(283)	(47)	(47)		(46)		(44)
Net book value	(233)	2	3		3		5
Equipment
Property and equipment cost, beginning	1,276	1,100	1,100		2,062
Additions	280	5	154		1,192
Business acquisitions	0		0		25
Disposals	0		22		(2,179)
Property and equipment cost, ending	1,556	1,105	1,276		1,100		2,062
Accumulated depreciation, beginning	(427)	(261)	(261)		(570)
Depreciation	(35)	(42)	(166)		(478)
Disposals	0		0		786
Accumulated depreciation, ending	(462)	(303)	(427)		(261)		(570)
Net book value	1,094	802	849		839		1,492
Vehicles
Property and equipment cost, beginning	854	813	813		516
Additions	0	35	41		297
Business acquisitions	0		0		0
Disposals	0		0		0
Property and equipment cost, ending	854	848	854		813		516
Accumulated depreciation, beginning	(411)	(249)	(249)		(95)
Depreciation	(133)	(41)	(162)		(155)
Disposals	0		0		2
Accumulated depreciation, ending	(544)	(290)	(411)		(249)		(95)
Net book value	310	558	443		565		421
Construction in Process
Property and equipment cost, beginning	2,528	2,533	2,533		895
Additions	93	381	4,604		1,638
Business acquisitions	0		0		0
Disposals	0		(4,609)		0
Property and equipment cost, ending	2,621	2,914	2,528		2,533		895
Accumulated depreciation, beginning	0	0	0		0
Depreciation	0	0
Disposals	0
Accumulated depreciation, ending	0	0	0		0		0
Net book value	2,621	2,914	2,528		2,533		895
Right of Use Assets
Property and equipment cost, beginning	41,530	34,114	34,114		0
Additions	0	110	106		10,520
IFRS 16 Adoption			0		23,594
Lease Option Reassessment			7,310		0
Business acquisitions	0		0		0
Disposals	0		0		0
Property and equipment cost, ending	41,530	34,224	41,530		34,114		0
Accumulated depreciation, beginning	(6,275)	(3,025)	(3,025)		0
Depreciation	(254)	(792)	(3,250)		(3,025)
Disposals	0		0		0
Accumulated depreciation, ending	(6,529)	(3,817)	(6,275)		(3,025)		0
Net book value	$ 35,001	$ 43,255	$ 35,255		$ 31,089		$ 0

[1]	Restated